401(k) Plan (Details Textual) (Aldagen Inc [Member], USD $)	12 Months Ended		142 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2011
Aldagen Inc [Member]
Defined Contribution Plan Employer Matching Contribution Percent Description	Beginning January 1, 2008, the Company began providing a 100% match of employee contributions on the first 3% of a contributing employee's salary and a 50% match on an additional 2% of salary contributed.
Defined Contribution Plan, Employer Discretionary Contribution Amount	$ 59,815	$ 90,464	$ 325,306